PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses [Line Items]
Incremental costs in obtaining contracts with customers	[1]	R$ 3,356,376	R$ 2,842,824
Software and networks maintenance		893,514	610,902
Advertising and publicity		176,989	203,884
Personal		157,750	112,421
Financial charges		177,199	122,325
Insurance, satellites and links and other		148,677	61,799
Total		4,910,505	3,954,155
Current		2,414,780	1,868,954
Non-current		R$ 2,495,725	R$ 2,085,201

[1]	The incremental costs in obtaining contracts with customers are substantially represented by sales commissions paid to partners for securing customer contracts, according to IFRS 15 and deferred to profit or loss in accordance with the contract term and/or economic benefit to be generated, usually from 2 to 6 years.